Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
14. Leases
The Company’s leases consist of certain manufacturing facilities, offices and equipment. Such leases, some of which are noncancellable and, in many cases, include renewals, expire at various dates. Such options to renew are included in the lease term when it is reasonably certain that the option will be exercised. The Company’s lease agreements typically do not contain any significant residual value guaranties or restrictive covenants.
For any new or modified lease, the Company, at the inception of the contract, determines whether a contract is or contains a lease. The Company records right-of-use
(ROU) assets and lease liabilities for its finance and operating leases, which are initially recognized based on the discounted future lease payments over the term of the lease. Lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The discount rate implicit within the lease is generally not determinable and therefore the Company determines the discount rate based on the incremental borrowing rate. The incremental borrowing rate for the Company’s leases is determined based on the rate of interest that the Company would pay to borrow on a collateralized basis, over a similar term, an amount equal to the lease payments.
Right-of-use
assets and lease liabilities are included within the Consolidated Balance Sheets. The Company determines its incremental borrowing rate based on the interest rate from its debt issuance.

The future minimum lease payments under finance and operating leases as of December 31, 2023 are as follows (in thousands):

	Finance Leases	Operating Leases
Year ending December 31,
2024	$532	$1,223
2025	553	1,119
2026	575	1,034
2027	598	937
2028	623	801
Thereafter	2,621	6,126

Total minimum lease payments	5,502	11,240
Less: amount representing interest	(1,911)	(4,829)

Present value of minimum lease payments	3,591	6,411
Less: current portion of lease liabilities	(190)	(609)

Long-term portion of lease liabilities	$3,401	$5,802

The following table includes supplemental information related to leases:

	Years Ended December 31,
	2023	2022
Weighted average remaining lease term (years):
Finance leases	8.8	9.8
Operating leases	14.0	15.7
Weighted average discount rate:
Finance leases	9.74%	9.74%
Operating leases	10.09%	9.48%
Supplemental balance sheet information (in thousands):
Finance lease assets, gross	$4,181	$4,181
Less: accumulated amortization	(1,733)	(1,455)

Finance lease assets, net	$2,448	$2,726

During 2022, due to the consolidation of certain operations, the Company terminated one of its operating leases resulting in a reduction of approximately $0.8 million in operating lease right-of-use
assets and approximately $0.8 million in operating lease liabilities.

The components of lease expense were as follows (in thousands):

	Years Ended December 31,
	2023	2022
Operating lease cost	$1,711	$1,182
Finance lease cost:
Amortization of leased assets	277	283
Interest on lease liabilities	358	373

Total lease cost	$2,346	$1,838

Supplemental cash flow information related to leases is as follows (in thousands):

	Years Ended December 31,
	2023	2022
Assets obtained in exchange for lease obligations:
Operating leases	$1,582	$5,259
Financing leases	—	—